SHARE BASED PAYMENTS - Unvested Option Activity (Details) - $ / shares					12 Months Ended
	Nov. 17, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2020
Number of non-vested options
Number of non-vested options, beginning of period (in shares)					92,000	94,000
Granted during the year (in shares)					585,000	45,000
Converted during the year (in shares)					0	0
Forfeited during the year (in shares)					(12,000)	0
Expired during the year (in shares)					0	0
Number of vested options (in shares)					(50,000)	(47,000)
Number of non-vested options, end of period (in shares)		92,000	94,000			92,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Number of vested options, beginning of period (in shares)					94,000	47,000
Number of vested options, exercised during the year (in shares)					(120,000)
Number of vested options, forfeited during the year (in shares)					(24,000)
Number of vested options (in shares)					50,000	47,000
Number of vested options, ending of period (in shares)		94,000	47,000		0	94,000
Weighted average exercise price per share ($)
Number of non-vested options (in dollars per share)		$ 11.61	$ 14.90		$ 14.31	$ 11.61
Granted during the year (in dollars per share)	$ 22.78				15.84	7.63
Converted during the year (in dollars per share)					(11.78)	0
Forfeited during the year (in dollars per share)					(16.12)	0
Expired during the year (in dollars per share)					0	0
Vested during the year (in dollars per share)					$ 0	$ 0
Weighted average remaining contractual term (years)
Weighted average remaining contractual term		4 years 9 months 18 days	3 years	3 years 7 months 6 days
Weighted average remaining contractual term for options granted during period					4 years 9 months 18 days	5 years
Weighted average grant date fair value ($)
Weighted average grant date fair value (in dollars per share)		$ 13.17	$ 15.00		$ 15.50	$ 13.17
Weighted average grant date fair value, options granted in period (in dollars per share)					15.84	7.63
Weighted average grant date fair value, options converted in period (in dollars per share)					(13.15)	0
Weighted average grant date fair value, options forfeited in period (in dollars per share)					(17.05)	0
Weighted average grant date fair value, options expired in period (in dollars per share)					0	0
Weighted average grant date fair value, options vested in period (in dollars per share)					$ 11.54	$ 15.00